Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income Tables [Abstract]
Components of other comprehensive income and related tax effects

	Year ended December 31,
	2012			2011			2010
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Foreign currency translation adjustments:
Net unrealized gains (losses)
arising during the period	$(6)	2	(4)	(37)	13	(24)	83	(26)	57
Reclassification of net gains
to net income	(10)	4	(6)	-	-	-	-	-	-
Net unrealized gains (losses)
arising during the period	(16)	6	(10)	(37)	13	(24)	83	(26)	57
Securities available for sale:
Net unrealized gains (losses)
arising during the period	5,143	(1,921)	3,222	(588)	359	(229)	2,624	(1,134)	1,490
Reclassification of net (gains) losses
to net income	(271)	102	(169)	(696)	262	(434)	77	(29)	48
Net unrealized gains (losses)
arising during the period	4,872	(1,819)	3,053	(1,284)	621	(663)	2,701	(1,163)	1,538
Derivatives and hedging activities:
Net unrealized gains arising
during the period	52	(12)	40	190	(85)	105	750	(282)	468
Reclassification of net gains on cash flow
hedges to net income	(388)	147	(241)	(571)	217	(354)	(613)	234	(379)
Net unrealized gains (losses)
arising during the period	(336)	135	(201)	(381)	132	(249)	137	(48)	89
Defined benefit plans adjustments:
Net actuarial gains (losses) arising
during the period	(775)	290	(485)	(1,079)	411	(668)	20	(9)	11
Amortization of net actuarial loss and prior
service cost to net income	144	(54)	90	99	(38)	61	104	(45)	59
Net unrealized gains (losses)
arising during the period	(631)	236	(395)	(980)	373	(607)	124	(54)	70
Other comprehensive income (loss)	$3,889	(1,442)	2,447	(2,682)	1,139	(1,543)	3,045	(1,291)	1,754
Less: Other comprehensive income (loss) from
noncontrolling interests, net of tax			4			(12)			25
Wells Fargo other comprehensive
income (loss), net of tax			$2,443			(1,531)			1,729

Cumulative other comprehensive income

					Cumulative
	Foreign		Derivatives	Defined	other
	currency	Securities	and	benefit	compre-
	translation	available	hedging	plans	hensive
(in millions)	adjustments	for sale	activities	adjustments	income
Balance, December 31, 2009	$67	3,541	650	(1,249)	3,009
Net change	57	1,538	89	70	1,754
Less: Other comprehensive income (loss)
from noncontrolling interests	12	13	-	-	25
Balance, December 31, 2010	112	5,066	739	(1,179)	4,738
Net change	(24)	(663)	(249)	(607)	(1,543)
Less: Other comprehensive income (loss)
from noncontrolling interests	(2)	(10)	-	-	(12)
Balance, December 31, 2011	90	4,413	490	(1,786)	3,207
Net change	(10)	3,053	(201)	(395)	2,447
Less: Other comprehensive income (loss)
from noncontrolling interests	-	4	-	-	4
Balance, December 31, 2012	$80	7,462	289	(2,181)	5,650